INCOME TAXES	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The effective tax rates for the three months ended June 30, 2020 and 2019 were negative 12.9% and positive 24.4%, respectively. The effective tax rates for the six months ended June 30, 2020 and 2019 were negative 26.9% and positive 24.9%, respectively. The negative effective tax rates for the three and six months ended June 30, 2020 primarily resulted from the income tax benefits associated with pre-tax operational losses exceeding the income tax expense related to the pre-tax income due to remeasurement of the Company’s investment in Nikola Corporation. The income tax expense related to the remeasurement of its investment in Nikola Corporation was discretely calculated in accordance with the applicable jurisdictional tax laws. In addition, the current period income tax benefits include no benefits related to either the goodwill impairment charge associated with the Company’s Construction segment or the pre-tax losses in certain jurisdictions where the Company could not recognize any corresponding deferred tax assets. These items were also the primary causes of tax rate differences between the current and comparative periods.
As in all financial reporting periods, the Company assessed the realizability of its various deferred tax assets, which relate to multiple tax jurisdictions in all regions of the world. While no assessment changes occurred during the three months ended June 30, 2020, given the economic impact of the COVID-19 pandemic, it is possible assessment changes could occur within the remainder of the year, with those changes potentially having a material impact on the Company’s results of operations.
The Company is subject to income taxes and, therefore, routinely encounters income tax audits in many tax jurisdictions of the world. As various ongoing audits are concluded, or as the applicable statutes of limitations expire, it is possible the Company’s amount of unrecognized tax benefits could change during the next twelve months. Those changes, however, are not expected to have a material impact on the Company’s results of operations, balance sheet, or cash flows.